Segment information (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Capital expenditures
Total capital expenditures	$ 3,379	$ 4,446	$ 5,076
Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	2,888	3,533	4,682
All Other operating segments
Reconciliation of Capital expenditures
Total capital expenditures	331	452	459
Cost Centers
Reconciliation of Capital expenditures
Total capital expenditures	181	191	201
Timing
Reconciliation of Capital expenditures
Total capital expenditures	21	363	(71)
Other
Reconciliation of Capital expenditures
Total capital expenditures	(42)	(93)	(195)
Consolidating Adjustments
Reconciliation of Capital expenditures
Total capital expenditures	(79)	(70)	(155)
Consolidating Adjustments | Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Consolidating Adjustments | All Other operating segments
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Consolidating Adjustments | Cost Centers
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Consolidating Adjustments | Timing
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Consolidating Adjustments | Other
Reconciliation of Capital expenditures
Total capital expenditures	(79)	(70)	(155)
Machinery, Energy & Transportation | Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	1,254	1,727	3,022
Machinery, Energy & Transportation | Business
Reconciliation of Capital expenditures
Total capital expenditures	1,641	2,605	3,435
Machinery, Energy & Transportation | Business | Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	1,254	1,727	3,022
Machinery, Energy & Transportation | Business | All Other operating segments
Reconciliation of Capital expenditures
Total capital expenditures	331	452	459
Machinery, Energy & Transportation | Business | Cost Centers
Reconciliation of Capital expenditures
Total capital expenditures	181	191	201
Machinery, Energy & Transportation | Business | Timing
Reconciliation of Capital expenditures
Total capital expenditures	21	363	(71)
Machinery, Energy & Transportation | Business | Other
Reconciliation of Capital expenditures
Total capital expenditures	(146)	(128)	(176)
Financial Products | Business
Reconciliation of Capital expenditures
Total capital expenditures	1,817	1,911	1,796
Financial Products | Business | Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	1,634	1,806	1,660
Financial Products | Business | All Other operating segments
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Financial Products | Business | Cost Centers
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Financial Products | Business | Timing
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Financial Products | Business | Other
Reconciliation of Capital expenditures
Total capital expenditures	$ 183	$ 105	$ 136